Financial Results - Summary of Financial Income and Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Results [Line Items]
Financial income revaluation of investments	$ 24,893
Other income	26,260	$ 92,077	$ 90,277
Finance cost	768,453	1,088,631	1,071,759
Bank costs	32,533	53,458
Other finance cost	152,383	139,392	110,675
Enel Finance International NV (*) [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	2,662	127,977	43,874
Porfolio [Member]
Disclosure Of Financial Results [Line Items]
Finance cost	0	5,950	23,471
Enel Generación Fortaleza S.A. [Member]
Disclosure Of Financial Results [Line Items]
Financial income from tax receivable	546	14,330	0
Brazilian Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from regulatory assets	32,715	48,228	28,579
Argentinian Generation Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from VOSA accounts receivable	12,387	80,738	12,894
Board Of Subsidiaries [Member] | Brazilian Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Legal Claims	70,622	54,002	61,087
Board Of Subsidiaries [Member] | Edesur
Disclosure Of Financial Results [Line Items]
Finance cost	13,754	56,225	61,454
CAMMESA [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	$ 88,415	$ 91,864	$ 111,680